Long-Duration Insurance Contracts Relating to Life Insurance Operations	6 Months Ended
Sep. 30, 2024
Insurance [Abstract]
Long-Duration Insurance Contracts Relating to Life Insurance Operations
18.	Long-Duration Insurance Contracts Relating to Life Insurance Operations
The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2024 and for the six months ended September 30, 2024.

	Millions of yen
	March 31, 2024			September 30, 2024
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥894,537	¥1,389,063	¥374,951	¥873,038	¥1,306,719	¥389,664

Beginning balance at original discount rate	865,333	1,338,398	409,847	858,959	1,289,145	424,186

Effect of changes in cash flow assumptions	(6,213)	3,634	2,106	0	0	0
Effect of actual variances from expected experience	1,418	2,865	(2,531)	818	(495)	(1,905)

Adjusted beginning balance	860,538	1,344,897	409,422	859,777	1,288,650	422,281

Issuances	94,169	52,510	43,378	59,515	17,612	15,702
Interests	10,840	18,439	12,405	5,213	8,874	6,097
Net premium earned	(106,300)	(119,416)	(61,594)	(51,019)	(58,074)	(34,274)
Actual variances from cash flow assumptions	(550)	(862)	(1,222)	(9)	(390)	(733)
Derecognition	262	(6,423)	(32,681)	4,575	219	(16,515)
Effect of changes in foreign exchange rate	0	0	54,478	0	0	(22,902)

Ending balance at original discount rate	858,959	1,289,145	424,186	878,052	1,256,891	369,656

Effect of changes in discount rates	14,079	17,574	(34,522)	8,748	5,698	(19,302)

Ending balance	¥873,038	¥1,306,719	¥389,664	¥886,800	¥1,262,589	¥350,354

	Millions of yen
	March 31, 2024			September 30, 2024
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥1,571,886	¥1,918,462	¥387,073	¥1,565,877	¥1,844,599	¥447,081

Beginning balance at original discount rate	1,598,009	1,887,744	573,616	1,658,143	1,895,730	659,217

Effect of changes in cash flow assumptions	(7,962)	4,600	1,782	0	0	0

Adjusted beginning balance	1,590,047	1,892,344	575,398	1,658,143	1,895,730	659,217

Issuances	94,169	52,510	43,378	59,515	17,612	15,702
Interests	23,981	28,159	17,649	12,069	14,037	9,426
Insurance claims paid	(52,161)	(70,513)	(17,757)	(26,917)	(35,710)	(10,258)
Actual variances from cash flow assumptions	(11,644)	(7,465)	11,794	(5,534)	(4,180)	7,557
Derecognition	13,751	695	(49,973)	11,146	4,508	(27,651)
Effect of changes in foreign exchange rate	0	0	78,728	0	0	(37,753)

Ending balance at original discount rate	1,658,143	1,895,730	659,217	1,708,422	1,891,997	616,240

Effect of changes in discount rates	(92,266)	(51,131)	(212,136)	(112,056)	(76,999)	(171,113)

Ending balance	¥1,565,877	¥1,844,599	¥447,081	¥1,596,366	¥1,814,998	¥445,127

Net liability for future policy benefits	¥692,839	¥537,880	¥57,417	¥709,566	¥552,409	¥94,773
Deferred profit liabilities	47,068	68,539	26,930	52,578	71,651	31,161

Subtotal	739,907	606,419	84,347	762,144	624,060	125,934

Less: Reinsurance recoverable	211	0	0	104	0	0

The liability for future policy benefits, after reinsurance recoverable	¥739,696	¥606,419	¥84,347	¥762,040	¥624,060	¥125,934

The following tables provide the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2024 and September 30, 2024:

	Millions of yen
	March 31, 2024	September 30, 2024
Yen-denominated insurance (First Sector)	¥739,696	¥762,040
Yen-denominated insurance (Third Sector)	606,419	624,060
Foreign currency denominated insurance	84,347	125,934

Subtotal	1,430,462	1,512,034

Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	167,207	151,331
Fixed annuities and annuitization benefits	138,419	128,975
Others*	156,422	138,390

Total	¥1,892,510	¥1,930,730

*	Others include unearned premiums and liabilities for unpaid claims.

The amount of undiscounted and discounted expected future gross premiums and expected future policy benefits and expenses as of March 31, 2024 and September 30, 2024 are as follows:

	Millions of yen
	March 31, 2024		September 30, 2024
	Undiscounted	Discounted	Undiscounted	Discounted
Yen-denominated insurance (First Sector)
Expected future gross premiums	¥1,525,071	¥1,395,370	¥1,554,073	¥1,413,449
Expected future policy benefits and expenses	2,378,836	1,565,877	2,462,656	1,596,366

Yen-denominated insurance (Third Sector)
Expected future gross premiums	2,590,963	2,242,701	2,531,429	2,171,202
Expected future policy benefits and expenses	2,583,535	1,844,599	2,576,511	1,814,998

Foreign currency denominated insurance
Expected future gross premiums	685,134	535,943	609,350	491,331
Expected future policy benefits and expenses	1,300,018	447,081	1,219,040	445,127

For the fiscal year ended March 31, 2024 and the six months ended September 30, 2024, the effects of net premium exceeding gross premiums in certain cohorts are immaterial in earnings for the respective periods.
The amounts of gross premiums and interest expense recognized in the consolidated statement of income for the six months ended September 30, 2023 and 2024 are as follows:

	Millions of yen
	Six months ended September 30, 2023		Six months ended September 30, 2024
	Gross premiums	Interest expense	Gross premiums	Interest expense
Yen-denominated insurance (First Sector)	¥74,702	¥6,484	¥81,607	¥6,856
Yen-denominated insurance (Third Sector)	102,734	4,763	99,898	5,163
Foreign currency denominated insurance	44,288	2,381	47,059	3,329

Total	¥221,724	¥13,628	¥228,564	¥15,348

The weighted average discount rates for the liability for future policy benefits as of March 31, 2024 and September 30, 2024 are as follows:

	Weighted average rate
	March 31, 2024	September 30, 2024
Yen-denominated insurance (First Sector)
Weighted average of the original discount rates	1.7%	1.7%
Weighted average of the current discount rates	2.1	2.2

Yen-denominated insurance (Third Sector)
Weighted average of the original discount rates	1.7	1.7
Weighted average of the current discount rates	2.1	2.1

Foreign currency denominated insurance
Weighted average of the original discount rates	3.1	3.2
Weighted average of the current discount rates	5.5	5.3

The weighted average duration of the liability for future policy benefit as of March 31, 2024 and September 30, 2024 are as follows:

	Years
	March 31, 2024	September 30, 2024
Yen-denominated insurance (First Sector)	36.4	36.0
Yen-denominated insurance (Third Sector)	34.7	33.6
Foreign currency denominated insurance	36.9	35.0

Assumptions for calculating the liability for future policy benefits include assumptions related to mortality, morbidity, lapse rates and discount rates. The Company and its subsidiaries recognized actual variances from expected experience and updated the assumptions during the fiscal year ended March 31, 2024 as follows. For the six months ended September 30, 2024, the Company and its subsidiaries continued to use the same assumptions.

•	Yen-denominated insurance (First Sector)
During fiscal 2024 the Company and its subsidiaries updated expected mortality and lapse rates due to the lower-than-expected mortality and the higher-than-expected lapse rates.

•	Yen-denominated insurance (Third Sector)
During fiscal 2024 the Company and its subsidiaries updated expected mortality and lapse rates due to a higher-than-expected
mortality and lower-than-expected lapse rates. The actual morbidity excluding deemed hospitalization was lower than-expected even after reclassification of the legal category of
COVID-19
by Japanese government. However, the relevant morbidity assumptions were not updated because the Company and its subsidiaries believe further observations are needed to determine whether such phenomenon is temporary or permanent.

•	Foreign currency denominated insurance
During fiscal 2024 the Company and its subsidiaries updated expected mortality rates due to a lower-than-expected mortality rate. In addition, the lapse rate was higher-than-expected due to the impact of rapid exchange rate fluctuations, but as this is considered to be a temporary factor, the Company and its subsidiaries excluded such impact in updating expected lapse rates.
The market data underlying the discount rate was updated quarterly for both the fiscal year ended March 31, 2024 and for the six months ended September 30, 2024.
For the effect of the changes in assumptions on expected net premiums and expected future policy benefits, see “Effect of changes in cash flow assumptions” and “Effect of changes in discount rates” in the tables that represent balances of and changes in the liability for future policy benefits.
The following tables present balances of and changes in the deferred policy acquisition costs as of and for the fiscal year ended March 31, 2024 and for the six months ended September 30, 2024:

	Millions of yen
	March 31, 2024				September 30, 2024
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Total
Beginning balance	¥77,957	¥166,696	¥42,726	¥287,379	¥82,341	¥169,581	¥53,812	¥305,734

Capitalization	10,285	12,855	7,120	30,260	6,328	4,958	3,429	14,715
Amortization	(5,901)	(9,970)	(2,301)	(18,172)	(3,114)	(5,038)	(1,320)	(9,472)
Effect of changes in foreign exchange rate	0	0	6,267	6,267	0	0	(3,152)	(3,152)

Ending balance	¥82,341	¥169,581	¥53,812	¥305,734	¥85,555	¥169,501	¥52,769	¥307,825

Deferred policy acquisition costs are amortized over the expected term of the policies on a constant-level basis. The assumptions used for the amortization of deferred policy acquisition costs are consistent with the assumptions for the liability for future policy benefits. The underlying assumptions for deferred policy acquisition costs and the liability for future policy benefits are updated at the same time. In addition, deferred policy acquisition costs are included in other assets in the consolidated balance sheets.

The following table presents policyholder account balances for fixed annuity and annuitization benefits by range of minimum guaranteed interest rates as of March 31, 2024 and September 30, 2024.

	Millions of yen
	March 31, 2024	September 30, 2024
Range of minimum guaranteed interest rates	Minimum guarantees	Minimum guarantees
0.00% - less than 1.50%	¥131,328	¥121,743
1.50% - less than 2.50%	7,091	7,232
2.50% or more	0	0

Total	¥138,419	¥128,975

There are no contracts with interest rates that exceed the minimum guaranteed interest rates.
The following table provides information about fixed annuity and annuitization benefits for the fiscal year ended March 31, 2024 and for the six months ended September 30, 2024.

	Millions of yen
	March 31, 2024	September 30, 2024
Beginning balance	¥158,952	¥138,419

Transfer in	10,249	4,975
Surrenders and partial surrenders	(71)	(51)
Benefit payments and lump sum payments, etc.	(31,179)	(14,502)
Policy charges	(229)	(109)
Transfer out	(290)	(209)
Interests	1,023	462
Others	(36)	(10)

Ending balance	¥138,419	¥128,975

	March 31, 2024	September 30, 2024
Weighted average guaranteed interest rate (%)	0.7	0.7
Benefits in excess of policyholder account balances (Millions of yen)	¥1	¥0
Cash surrender value (Millions of yen)	132,411	123,132

The following table provides information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2024, and for the six months ended September 30, 2024:

	Millions of yen
	March 31, 2024	September 30, 2024
Beginning balance	¥163,734	¥167,207

Effect of changes other than through net income and other comprehensive income	(26,997)	(11,839)
Surrenders and withdrawals	(7,641)	(2,634)
Transfer in	(7,891)	(3,853)
Benefit payments	(11,434)	(5,366)
Others	(31)	14

Changes through net income	30,205	(4,141)

Effect of changes in fair value of corresponding investment assets	40,846	(2,766)

Fee income	(3,750)	(1,860)
Effect of changes in fair value of market risk benefits	(6,891)	485

Changes through other comprehensive income	265	104
Effect of changes in the instrument-specific credit risk	265	104

Ending balance	¥167,207	¥151,331

	Millions of yen
	March 31, 2024	September 30, 2024
Policyholder account balances	¥167,496	¥151,032
Market risk benefits	(289)	299

Total	¥167,207	¥151,331